Note 13 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Risk free rate	4.30%
Expected life in years (Year)	4 years 9 months 7 days
Expected volatility	28.20%
Dividend yield	0.60%
Weighted average fair value per option granted (in dollars per share)	$ 53.41